Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Federal Income Tax Rate (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax (benefit) at statutory rate	21.10%	21.10%	33.70%
(Increase) decrease income tax benefit resulting from:
State income tax benefit, net of federal benefit		22.50%	0.00%
Permanent differences		54.40%	(2.60%)
Net Operating Loss Limitation		0.00%	0.00%
Federal Tax Rate change		0.00%	(47.20%)
R&D Credit Limitation		0.90%	0.00%
Change in valuation allowance		(98.50%)	14.60%
Other		(0.40%)	1.50%
Income tax expense (benefit)		0.00%	0.00%